Credit Risk Mitigation Position (Details) - Schedule of credit risk mitigation position - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of credit risk mitigation position [Abstract]
Balance at the beginning of the period	¥ 928,702,101
Increase during the period	1,431,323,388	1,288,929,674
Decrease during the period	(1,136,849,732)	(352,306,712)
Confiscation during the period	(13,446,619)	(7,920,861)
Balance at the end of the period	¥ 1,209,729,138	¥ 928,702,101